OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

August 1, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Rochester Massachusetts Municipal Fund (the “Registrant”)
     Reg. No. 333-132781; File No. 811-21879

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No.8 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 25, 2012.

Sincerely,

   /s/ Taylor V. Edwards

------------------------------------

   Taylor V. Edwards

               Vice President & Senior Counsel

   212-323-0310

   tedwards@oppenheimerfunds.com

cc:     Kramer Levin Naftalis Frankel LLP
         KPMG LLP

         Gloria LaFond
         Amy Shapiro